Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net loss	$ (8,443)	$ (1,014)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments, net of tax of $0 and $0	1,455	(503)
Pension liability adjustments, net of tax of $0 and $0	(1,116)	(421)
Other comprehensive (loss) income	339	(924)
Comprehensive loss	$ (8,104)	$ (1,938)